Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other operating expenses
Summary of other operating expenses

	Years Ended December 31,
in €‘000	2023	2022	2021
Legal and other consulting expenses	28,778	42,952	46,886
Software-as-a Service and similar rights	17,614	13,664	9,482
Travel expenses	8,742	6,524	1,803
Marketing expenses	7,830	7,798	5,341
Insurance	6,618	12,225	4,961
Office expenses	5,082	3,772	3,028
Telecommunication and IT expenses	4,994	4,652	12,523
Other external and administrative costs	9,785	4,304	3,284
Total	89,443	95,891	87,308